Schedule of Information by segments (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 1,041,682	$ 1,411,688	$ 1,394,010
Cost of revenues	(378,050)	(512,334)	(556,771)
Gross profit	663,632	899,354	837,239
Operating expenses:
General and administrative expenses	(2,459,742)	(3,333,442)	(2,018,577)
Total operating expenses	(2,459,742)	(3,333,442)	(2,018,577)
Loss from operations	(1,796,110)	(2,434,088)	(1,181,338)
Other income (loss):
Other income	55,637	75,399	215,524
Interest expense	(14,285)	(19,359)	(40,484)
Other expense		(3,800)	(4,583)
Total other income	38,548	52,240	170,457
Loss before tax expense	(1,757,562)	(2,381,848)	(1,010,881)
Income tax expense	94,903	128,612	(23,086)
Net loss	$ (1,662,659)	(2,253,236)	(1,033,967)
Robots [Member]
Segment Reporting Information [Line Items]
Revenue		772,441	853,467
Cost of revenues		(319,698)	(466,637)
Gross profit		452,743	386,830
Operating expenses:
General and administrative expenses		(380,928)	17,738
Total operating expenses		(380,928)	17,738
Loss from operations		71,815	404,568
Other income (loss):
Other income		22,495	38,934
Interest expense		(639)	(8,375)
Other expense		2,716	(4,583)
Total other income		24,572	25,976
Loss before tax expense		96,387	430,544
Income tax expense		105,526
Net loss		201,913	430,544
Software Services Rendered [Member]
Segment Reporting Information [Line Items]
Revenue		639,247	540,543
Cost of revenues		(192,636)	(90,134)
Gross profit		446,611	450,409
Operating expenses:
General and administrative expenses		(2,330,298)	(2,030,018)
Total operating expenses		(2,330,298)	(2,030,018)
Loss from operations		(1,883,687)	(1,579,609)
Other income (loss):
Other income		51,972	169,500
Interest expense		(18,720)	(32,109)
Other expense		(6,501)
Total other income		26,751	137,391
Loss before tax expense		(1,856,936)	(1,442,218)
Income tax expense		11,024	(11,024)
Net loss		(1,845,912)	(1,453,242)
Others [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses		(622,216)	(6,297)
Total operating expenses		(622,216)	(6,297)
Loss from operations		(622,216)	(6,297)
Other income (loss):
Other income		932	7,090
Interest expense
Other expense		(15)
Total other income		917	7,090
Loss before tax expense		(621,299)	793
Income tax expense		12,062	(12,062)
Net loss		$ (609,237)	$ (11,269)